Property and Equipment, Net (Details) - USD ($)	6 Months Ended		12 Months Ended	14 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Jan. 31, 2024	Apr. 26, 2023
Property and Equipment, Net [Line Items]
Depreciation expense	$ 11,650,157	$ 10,273	$ 2,607,276	$ 16
Line of credit	65,300,000					$ 75,300,000
Unused line of credit			78,200,000	78,200,000
BIDV [Member]
Property and Equipment, Net [Line Items]
Line of credit	22,400,000		11,800,000	11,800,000	$ 100,000,000	$ 24,700,000	$ 90,000,000
Unused line of credit	$ 67,600,000		$ 78,200,000	$ 78,200,000